Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	DIFFUSION PHARMACEUTICALS INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0645032
Entity Address, Address Line One	300 East Main Street, Suite 201
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22902
City Area Code	434
Local Phone Number	220-0718
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001053691
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	true